Operational context (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CI&T Delaware LLC
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T Delaware LLC | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Delaware LLC | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software S.A. ("CI&T Brazil")
List of direct and indirect subsidiaries
Country of Origin		Brazil
CI&T Software S.A. ("CI&T Brazil") | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software S.A. ("CI&T Brazil") | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Japan, Inc. (“CI&T Japan”)
List of direct and indirect subsidiaries
Country of Origin		Japan
CI&T Japan, Inc. (“CI&T Japan”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Japan, Inc. (“CI&T Japan”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T China Inc. (“CI&T China”)
List of direct and indirect subsidiaries
Country of Origin		China
CI&T China Inc. (“CI&T China”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T China Inc. (“CI&T China”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)
List of direct and indirect subsidiaries
Country of Origin		Portugal
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Australia PTY Ltd.
List of direct and indirect subsidiaries
Country of Origin		Australia
CI&T Australia PTY Ltd. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Australia PTY Ltd. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Dextra Inc.
List of direct and indirect subsidiaries
Country of Origin	[1]	United States
Dextra Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	0.00%
Dextra Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	100.00%
CINQ Inc.
List of direct and indirect subsidiaries
Country of Origin		United States
CINQ Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CINQ Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T, Inc. (“CI&T US”)
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T, Inc. (“CI&T US”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T, Inc. (“CI&T US”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Software Inc. (“CI&T Canada”)
List of direct and indirect subsidiaries
Country of Origin		Canada
CI&T Software Inc. (“CI&T Canada”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software Inc. (“CI&T Canada”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T UK Limited. (“CI&T UK”)
List of direct and indirect subsidiaries
Country of Origin		United Kingdom
CI&T UK Limited. (“CI&T UK”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T UK Limited. (“CI&T UK”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Colombia
List of direct and indirect subsidiaries
Country of Origin		Colombia
CI&T Colombia | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Colombia | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Argentina S/A
List of direct and indirect subsidiaries
Country of Origin		Argentina
CI&T Argentina S/A | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Argentina S/A | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Financial Services Solutions, LLC
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T Financial Services Solutions, LLC | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Financial Services Solutions, LLC | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T FinTech Services, Inc.
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T FinTech Services, Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T FinTech Services, Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Holding Company Ltd
List of direct and indirect subsidiaries
Country of Origin	[2]	United Kingdom
CI&T Holding Company Ltd | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	100.00%	100.00%	100.00%
CI&T Holding Company Ltd | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	0.00%
CI&T Digital Ltd
List of direct and indirect subsidiaries
Country of Origin	[2]	United Kingdom
CI&T Digital Ltd | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	0.00%
CI&T Digital Ltd | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	100.00%	100.00%	100.00%
Somo Global Inc.
List of direct and indirect subsidiaries
Country of Origin		United States
Somo Global Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Somo Global Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Somo Global SAS. (“Somo Colombia”)
List of direct and indirect subsidiaries
Country of Origin		Colombia
Somo Global SAS. (“Somo Colombia”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Somo Global SAS. (“Somo Colombia”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Philippines, Inc
List of direct and indirect subsidiaries
Country of Origin	[3]	Philippines
CI&T Philippines, Inc | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
CI&T Philippines, Inc | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	0.00%	0.00%
CI&T SG PTE. LTD. (“CI&T Singapore”)
List of direct and indirect subsidiaries
Country of Origin	[3]	Singapore
CI&T SG PTE. LTD. (“CI&T Singapore”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
CI&T SG PTE. LTD. (“CI&T Singapore”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	0.00%	0.00%
Ideonyx Ltd (in liquidation)
List of direct and indirect subsidiaries
Country of Origin		United Kingdom
Ideonyx Ltd (in liquidation) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Ideonyx Ltd (in liquidation) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Somo Ltd (dormant)
List of direct and indirect subsidiaries
Country of Origin		United Kingdom
Somo Ltd (dormant) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Somo Ltd (dormant) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Oceania PTY Ltd (“CI&T Oceania”)
List of direct and indirect subsidiaries
Country of Origin		Australia
CI&T Oceania PTY Ltd (“CI&T Oceania”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Oceania PTY Ltd (“CI&T Oceania”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Unconstrained Thinking PTY Ltd
List of direct and indirect subsidiaries
Country of Origin	[1]	Australia
Unconstrained Thinking PTY Ltd | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	0.00%
Unconstrained Thinking PTY Ltd | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	100.00%

[1]	In 2023, these companies were extinct.
[2]	In 2024, Somo Global Ltd was renamed to CI&T Holding Company Ltd and Somo Custom Ltd was renamed to CI&T Digital Ltd.
[3]	In 2024, CI&T Philippines and CI&T Singapore were incorporated, both as a direct subsidiaries of CI&T Holding Company Ltd. These subsidiaries are expected to begin their operations during the 1st quarter of 2025.